Income Tax - Summary of Effective Tax Rate Reconciliation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax at Canadian statutory rate of 36.5% (2018: 36.5%)	$ (31,279)	$ (12,891)
Permanent differences	885	10,271
Foreign tax rate differential	(191)	131
Unrecognized tax benefits	(1,793)	3,151
Deferred tax adjustments related to prior periods	(9)	(204)
Other		(10)
Income tax expense (recovery)	$ (32,337)	$ 448